COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 12:-   COMMITMENTS AND CONTINGENT LIABILITIES

a.Inventory purchase commitments:

The Group is obligated under certain agreements with its suppliers to purchase specified items of excess inventory which are expected to be utilized in 2020. As of December 31, 2019, non-cancelable purchase obligations were approximately $23,020.

b.Royalty commitment to the IIA:

Under the research and development agreements of the Company and its Israeli subsidiaries with the IIA and pursuant to applicable laws, the Company and its Israeli subsidiaries were required to pay royalties at the rate of 1.3%‑5% on sales to end customers of products developed with funds provided by the IIA, up to an amount equal to 100% of the IIA research and development grants received, linked to the dollar plus interest on the unpaid amount received based on the 12‑month LIBOR rate (from the year the grant was approved) applicable to dollar deposits. The Company and its Israeli subsidiaries were obligated to repay the IIA for the grants received only to the extent that there are sales of the funded products.

In November 2019, the Company and one of its Israeli subsidiaries, AudioCodes Development Ltd., entered into a royalty buyout agreement (the “Royalty Buyout Agreement”) with the IIA relating to certain grants they had received from the IIA. The contingent net royalty liability to the IIA at the time of the Royalty Buyout Agreement with respect to these grants was $49,008 (the “Debt”), including interest to the date of the Royalty Buyout Agreement. As part of the Royalty Buyout Agreement, the Company agreed to pay $32,178 to the IIA (to settle the Debt in full) in three annual installments starting in 2019. The annual installments are linked to the NIS and bears interest. Pursuant to the Royalty Buyout Agreement, the Company eliminated all royalty obligations related to its future revenues with respect to these grants.

In November 2019, the Company paid the first installment of approximately $10,700 million due under the Royalty Buyout Agreement.

As of December 31, 2019, and 2018, the Company’s other Israeli subsidiaries have a contingent obligation to pay royalties in the amount of approximately $16,468 and $16,159, respectively.

c.Royalty commitments to third parties:

The Group has entered into technology licensing fee agreements with third parties. Under the agreements, the Group agreed to pay the third parties royalties, based on sales of relevant products.

d.legal proceedings:

In March 2019, a complaint for patent infringement was filed against the Company’s U.S. subsidiary. In June 2019, the matter was settled without admission of liability for $21. The settlement was submitted to and approved by the court.